Related Party Transactions	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Related parties to the Company include, but are not limited to, officers, directors, and shareholders. From time to time, the Company receives loans and advances from Phalanx Partners and WS Advantage LP for working capital purposes. Phalanx Partners and WS Advantage LP formerly held equity interests in Grove Realty Partners, LLC and Walker Partners, LLC and are currently shareholders and controlled by the Company’s president.

An aggregate of $454,581 has been received from related parties for working capital purposes and debt and expenses paid on the Company’s behalf. These advances are interest-free and payable upon demand. During the three and nine months ended January 31, 2015, the Company has imputed interest on the notes at a rate of 6.75% percent totaling $7,635 and $20,967 respectively. The imputed interest is recorded as additional paid in capital.

During the three and nine months ended January 31, 2015, the Company received $9,000 and $27,000 in rental income from Phalanx Partners, who occupies an office in one of the Company’s properties.

NOTE 8 – RELATED PARTY TRANSACTIONS

Related parties to the Company include, but are not limited to, officers, directors, and shareholders. From time to time, the Company receives loans and advances from Phalanx Partners and WS Advantage LP for working capital purposes. Phalanx Partners and WS Advantage LP formerly held equity interests in Grove Realty Partners, LLC and Walker Partners, LLC and are currently shareholders and controlled by the Company’s president.

An aggregate of $441,516 was received by related parties during the twelve-months for working capital purposes and debt and expenses paid on the Company’s behalf. These advances are interest-free and payable upon demand.

During the twelve months ended April 30, 2014, the Company received $36,000 in rental income from Phalanx Partners, who occupies an office in one of the Company’s properties.